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THOMPSON, WELCH, SOROKO & GILBERT LLP
3950 CIVIC CENTER DRIVE, SUITE 300
SAN RAFAEL, CA  94903
(415) 448-5000

FACSIMILE
RICHARD S. SOROKO	(415) 448-5010
email: rsoroko@TWSGLAW.com

SAN FRANCISCO OFFICE
(415) 262-1200

April 3, 2013

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	BioTime, Inc.
Registration Statement on Form S-3

Ladies/Gentlemen:

This letter accompanies a Registration Statement on Form S-3 filed by BioTime, Inc. (“BioTime”).  The Registration Statement pertains to 8,902,077 BioTime common shares and warrants to purchase an additional 8,000,000 BioTime common shares that BioTime will issue to its subsidiary Asterias Biotherapeutics, Inc. (“Asterias”) as part of a contribution of assets in exchange for 21,773,340 shares of Asterias Series B common stock, and warrants to purchase 3,150,000 shares of Asterias Series B common stock under an Asset Contribution Agreement.   Under the Asset Contribution Agreement, Asterias will also issue to Geron Corporation (“Geron”) 6,537,779 shares of Asterias Series A common stock in exchange for certain assets that will be contributed to Asterias by Geron.   The Registration Statement also includes an additional 2,561,387 BioTime common shares, a portion of which BioTime may elect to issue to Asterias in lieu of certain cash contribution commitments under the Asset Contribution Agreement, and a portion of which BioTime may elect to issue to Geron in lieu of cash to reimburse Geron for certain expenses incurred in connection with the transaction.

The assets that will be contributed to Asterias by Geron consist of assets that Geron had used in its discontinued stem cell research and development programs.  The assets that BioTime will contribute consist of (i) the BioTime common shares and warrants included in the above-referenced Registration Statement, (ii) shares in two other BioTime subsidiaries, (iii) certain stem cell related assets, and (iv) $5,000,000 in cash.

After the issuance of the Asterias Series A common stock to Geron under the Asset Contribution Agreement, Geron will distribute the Asterias Series A common stock to Geron’s stockholders on a prorata basis, except that some Asterias Series A common stock will be sold by Geron and cash will be paid (a) in lieu of fractional shares, and (b) in lieu of distributing Asterias Series A common stock in certain to-be-determined jurisdictions, including those where the distribution may not be legal under local law. The distribution of the Asterias Series A common stock by Geron to its stockholders will provide Geron stockholders with an opportunity to realize value from assets of Geron’s discontinued stem cell research and development programs.

Securities and Exchange Commission
April 3, 2013

After the distribution of the Asterias Series A common stock to Geron stockholders, Asterias will distribute the BioTime warrants that are included in the Registration Statement, on a pro rata basis, to the holders of the Asterias Series A common stock.

As explained in the Registration Statement, Asterias may sell the BioTime common shares that will be issued to it under the Asset Contribution Agreement from time to time in “at-the-market” or transactions.

Asterias is filing a Registration Statement on Form S-1 to register (i) the Asterias Series A common stock that it will issue to Geron, (ii) the Asterias Series B common stock and warrants that it will issue to BioTime, and (iii) additional shares of Asterias Series B common stock and warrants that it will issue to an investor for $5,000,000 in cash.

Please direct all correspondence and communications with respect to the Registration Statement to the undersigned.

Very truly yours,

s/Richard S. Soroko
Richard S. Soroko